Revenue (Tables)	3 Months Ended
Mar. 31, 2020
Revenue
Schedule of other revenue

Other revenue for three months ended March 31 was as follows:

	Three months ended
	March 31, 2019	March 31, 2020
Cash and settlement service fees	486	323
Installment cards related fees	174	434
Other revenue	90	368
Total other revenue	750	1,125

Schedule of interest income, net

	Three months ended
	March 31,	March 31,
	2019	2020
Interest revenue calculated using the effective interest rate	(796)	(1,060)
Interest expense classified as part of cost of revenue	195	185
Interest income and expenses from non-banking loans classified separately in the consolidated statement of comprehensive income	15	32
Interest income, net, for the purposes of consolidated cash flow statement	(586)	(843)